UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813040.104

ADIF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
Australia - 2.7%
Australia & New Zealand Banking Group Ltd.	123,791	$ 1,027
BHP Billiton Ltd. sponsored ADR (d)	2,804,700	105,288
CSL Ltd.	365,915	8,629
National Australia Bank Ltd.	936,270	11,044
Rio Tinto Ltd.	129,737	3,368
TOTAL AUSTRALIA		129,356
Austria - 0.3%
voestalpine AG	846,800	16,501
Belgium - 1.1%
Delhaize Group SA	681,500	43,790
KBC Groupe SA	353,400	6,481
TOTAL BELGIUM		50,271
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom)	1,177,100	2,692
TPV Technology Ltd.	15,168,000	3,396
TOTAL BERMUDA		6,088
Brazil - 0.8%
BM&F BOVESPA SA	9,635,569	27,993
Companhia Vale do Rio Doce sponsored ADR	302,000	4,261
Medial Saude SA	1,952,000	5,974
TOTAL BRAZIL		38,228
Canada - 1.7%
Canadian Natural Resources Ltd.	252,000	9,023
EnCana Corp.	767,608	34,171
Nexen, Inc.	1,419,600	20,683
Open Text Corp. (a)	177,700	6,281
OPTI Canada, Inc. (a)	3,828,700	4,997
OZ Optics Ltd. unit (f)	5,400	25
Suncor Energy, Inc.	350,000	6,712
TOTAL CANADA		81,892
China - 0.1%
Zhejiang Expressway Co. Ltd. (H Shares)	6,476,000	3,684
Finland - 1.6%
Neste Oil Oyj	1,775,100	25,772
Nokia Corp.	1,394,750	17,093
Nokia Corp. sponsored ADR	2,661,400	32,655
TOTAL FINLAND		75,520
Common Stocks - continued
	Shares	Value (000s)
France - 9.5%
Air France KLM (Reg.)	465,700	$ 4,478
Alcatel-Lucent SA sponsored ADR (a)	14,916,600	29,386
Alstom SA	622,300	30,216
AXA SA	1,066,900	16,801
AXA SA sponsored ADR	456,700	7,353
BNP Paribas SA	767,200	29,477
Cap Gemini SA	1,036,700	35,903
GDF Suez	865,540	33,322
Pernod Ricard SA	41,480	2,615
Pinault Printemps-Redoute SA	101,900	5,170
Renault SA	471,800	9,157
Sanofi-Aventis sponsored ADR	1,586,200	44,683
Societe Generale Series A	397,300	16,760
Sodexo SA (d)	731,800	37,210
Total SA sponsored ADR	2,671,100	132,967
Vivendi	748,020	19,355
TOTAL FRANCE		454,853
Germany - 10.5%
Allianz AG sponsored ADR	2,317,370	19,304
BASF AG	319,600	9,297
Bayer AG	423,300	22,551
Bayerische Motoren Werke AG (BMW)	24,400	581
Deutsche Boerse AG	73,700	3,727
Deutsche Telekom AG:
(Reg.)	2,306,200	27,766
sponsored ADR	945,800	11,387
E.ON AG	218,100	7,048
E.ON AG sponsored ADR	4,279,300	137,066
GFK AG	398,756	8,168
Hannover Rueckversicherungs AG	374,300	11,511
Linde AG	280,956	18,795
Merck KGaA	252,700	21,440
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	690,200	91,636
Q-Cells SE (a)(d)	190,000	4,671
RWE AG	518,200	40,384
Siemens AG (Reg.) (d)	1,083,100	60,718
Symrise AG	400,100	3,739
TOTAL GERMANY		499,789
Common Stocks - continued
	Shares	Value (000s)
Greece - 1.0%
Hellenic Exchanges Holding SA	3,355,717	$ 21,568
Public Power Corp. of Greece	1,656,540	27,868
TOTAL GREECE		49,436
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	1,046,000	9,651
Hong Kong Exchanges & Clearing Ltd.	2,484,400	21,339
TOTAL HONG KONG		30,990
Ireland - 0.1%
CRH PLC	111,700	2,603
Smurfit Kappa Group PLC	1,604,800	3,657
TOTAL IRELAND		6,260
Israel - 0.1%
Mizrahi Tefahot Bank Ltd.	641,815	3,023
Italy - 4.5%
Edison SpA	3,141,200	3,969
ENI SpA	5,787,900	122,412
ENI SpA sponsored ADR	289,100	12,255
Finmeccanica SpA	1,267,400	19,910
Intesa Sanpaolo SpA	9,287,000	29,398
Pirelli & C. Real Estate SpA	400,000	2,139
Prysmian SpA	1,873,700	23,749
TOTAL ITALY		213,832
Japan - 26.4%
Aeon Co. Ltd.	8,894,200	71,427
Aeon Mall Co. Ltd.	995,200	13,658
Aoyama Trading Co. Ltd.	1,633,400	23,902
Arealink Co. Ltd. (e)	99,519	2,444
Asahi Glass Co. Ltd.	459,000	2,397
Asics Corp.	922,000	6,863
Bank of Nagoya Ltd.	8,731,000	51,337
Canon, Inc.	704,300	19,219
Chiba Bank Ltd.	1,568,000	8,797
Daiwa Securities Group, Inc.	26,368,000	145,617
DCM Japan Holdings Co. Ltd. (d)	3,112,820	18,286
FamilyMart Co. Ltd.	314,000	11,469
Fuji Machine Manufacturing Co. Ltd.	1,200,500	9,867
Fukuoka Financial Group, Inc.	3,732,000	12,518
Hokuhoku Financial Group, Inc.	6,461,000	12,795
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd. sponsored ADR	417,600	$ 9,463
Ibiden Co. Ltd.	2,346,400	47,476
Inpex Corp.	1,030	7,392
Isetan Mitsukoshi Holdings Ltd.	2,140,400	15,378
Itochu Corp.	7,904,000	38,425
Japan Retail Fund Investment Corp.	536	2,358
Jupiter Telecommunications Co.	10,416	9,847
Juroku Bank Ltd.	9,501,000	43,435
Konica Minolta Holdings, Inc.	1,515,000	11,799
Marubeni Corp.	4,759,000	16,938
Marui Group Co. Ltd.	4,410,200	22,797
Misumi Group, Inc.	1,391,400	15,808
Mitsubishi Corp.	2,570,000	33,962
Mitsubishi UFJ Financial Group, Inc.	10,253,700	56,884
Mitsui Sumitomo Insurance Group Holdings, Inc.	235,600	6,107
Monex Beans Holdings, Inc. (d)	97,262	29,613
Namco Bandai Holdings, Inc.	1,242,400	12,418
NGK Insulators Ltd.	1,246,000	16,014
Nikon Corp.	2,474,000	25,752
Nippon Electric Glass Co. Ltd.	1,701,000	11,228
Nippon Thompson Co. Ltd.	374,000	1,529
Nomura Holdings, Inc.	8,720,200	56,483
Nomura Holdings, Inc. sponsored ADR (d)	4,015,900	25,822
NSK Ltd.	6,117,000	19,636
Okamura Corp.	4,931,000	27,619
OMC Card, Inc. (a)	8,470,400	15,273
ORIX Corp.	293,750	12,825
SBI Holdings, Inc.	280,734	33,910
Seven & i Holdings Co., Ltd.	1,577,900	42,080
Shinko Electric Co. Ltd. (d)(e)	8,516,000	25,439
SMC Corp.	98,600	8,792
Sumitomo Corp.	4,361,800	39,474
Sumitomo Metal Mining Co. Ltd.	1,623,000	15,108
Sumitomo Mitsui Financial Group, Inc.	444,300	17,609
THK Co. Ltd.	672,700	8,539
Tokai Carbon Co. Ltd.	2,559,000	9,212
Toyota Motor Corp.	966,400	31,089
Toyota Motor Corp. sponsored ADR	400	25
Yamaguchi Financial Group, Inc.	2,314,000	25,707
TOTAL JAPAN		1,259,861
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A (d)	879,200	$ 19,844
Netherlands - 4.7%
Akzo Nobel NV	348,600	12,515
ASML Holding NV:
(Netherlands)	263,400	4,356
(NY Shares)	454,300	7,514
Heineken NV (Bearer)	467,400	13,793
ING Groep NV (Certificaten Van Aandelen)	1,448,800	11,956
Koninklijke KPN NV	3,996,200	53,466
Koninklijke Philips Electronics NV (NY Shares)	768,600	13,981
Reed Elsevier NV sponsored ADR	300,650	6,683
Unilever NV:
(Certificaten Van Aandelen)	1,934,619	42,776
(NY Shares)	2,709,900	59,537
TOTAL NETHERLANDS		226,577
Norway - 0.7%
Petroleum Geo-Services ASA (a)	748,050	2,456
Renewable Energy Corp. AS (a)(d)	1,386,400	13,987
Yara International ASA	730,200	16,520
TOTAL NORWAY		32,963
Russia - 0.2%
OAO Gazprom sponsored ADR	570,800	7,483
Singapore - 0.7%
CapitaMall Trust	3,846,000	3,988
DBS Group Holdings Ltd.	2,358,000	13,575
Oversea-Chinese Banking Corp. Ltd.	2,171,000	7,287
Singapore Exchange Ltd.	2,038,000	6,830
TOTAL SINGAPORE		31,680
Spain - 1.3%
Laboratorios Almirall SA	515,400	4,316
Repsol YPF SA sponsored ADR	464,900	8,261
Telefonica SA sponsored ADR	942,800	50,544
TOTAL SPAIN		63,121
Switzerland - 9.4%
Actelion Ltd. (Reg.) (a)	452,356	24,648
Basilea Pharmaceutica AG (a)	200,362	24,961
Credit Suisse Group sponsored ADR	1,249,000	31,837
Credit Suisse Group (Reg.)	315,120	8,042
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Julius Baer Holding Ltd.	274,924	$ 8,196
Nestle SA:
(Reg.)	942,346	32,644
sponsored ADR	1,636,400	56,374
Roche Holding AG (participation certificate)	1,295,096	182,446
UBS AG:
(For. Reg.)	689,835	8,651
(NY Shares)	4,273,400	53,204
Zurich Financial Services AG (Reg.)	101,368	18,353
TOTAL SWITZERLAND		449,356
Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc.	96,087,372	30,955
MediaTek, Inc.	552,000	3,955
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,925,746	12,083
Taiwan Semiconductor Manufacturing Co. Ltd.	21,426,016	26,196
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,932,090	29,648
TOTAL TAIWAN		102,837
United Kingdom - 17.5%
AstraZeneca PLC sponsored ADR	67,300	2,593
Barclays PLC	15,832,700	23,300
Barclays PLC Sponsored ADR (d)	1,062,155	6,065
BHP Billiton PLC	2,706,500	46,336
BP PLC	8,389,600	59,434
BP PLC sponsored ADR	519,100	22,046
Capita Group PLC	2,343,800	23,716
GlaxoSmithKline PLC	1,383,600	24,410
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,374,400	18,569
(United Kingdom) (Reg.)	1,994,100	15,477
sponsored ADR	441,600	17,152
Informa PLC	1,634,200	5,680
Intertek Group PLC	215,300	2,664
JJB Sports PLC	1,467,509	170
Kingfisher PLC	2,955,700	5,960
Lloyds TSB Group PLC	11,542,922	15,177
Lloyds TSB Group PLC sponsored ADR	85,000	443
NETeller PLC (a)	5,995,500	4,194
Prudential PLC	4,971,300	24,034
Rio Tinto PLC (Reg.)	747,000	16,058
Royal Bank of Scotland Group PLC	75,095,300	23,950
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Bank of Scotland Group PLC sponsored ADR (d)	500,000	$ 3,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,097,900	27,534
Class A sponsored ADR	1,031,600	50,786
Class B	7,207,716	171,161
Treveria PLC	12,382,400	1,110
Unilever PLC	1,188,100	26,071
Unilever PLC sponsored ADR	17,760	389
Vodafone Group PLC sponsored ADR	9,388,100	174,525
Wolseley PLC	2,559,200	6,407
Xstrata PLC	2,038,600	16,830
TOTAL UNITED KINGDOM		835,241
United States of America - 0.2%
JPMorgan Chase & Co.	308,500	7,870
TOTAL COMMON STOCKS (Cost $7,579,214)		4,696,556
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	8,500	0
Nonconvertible Preferred Stocks - 1.2%
France - 0.8%
L'Air Liquide SA	504,761	36,859
Germany - 0.2%
Henkel AG & Co. KGaA	362,700	9,376
Italy - 0.2%
Buzzi Unicem SpA (Risparmio Shares)	1,569,595	11,133
TOTAL NONCONVERTIBLE PREFFERED STOCKS		57,368
TOTAL PREFERRED STOCKS (Cost $83,550)		57,368
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	21,993,389	$ 21,993
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	175,537,771	175,538
TOTAL MONEY MARKET FUNDS (Cost $197,531)		197,531
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $7,860,295)		4,951,455
NET OTHER ASSETS - (3.7)%		(178,480)
NET ASSETS - 100%		$ 4,772,975
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	80
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 2,760	$ -	$ -	$ 219	$ 2,444
Shinko Electric Co. Ltd.	21,759	-	-	-	25,439
Total	$ 24,519	$ -	$ -	$ 219	$ 27,883
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 157
Fidelity Securities Lending Cash Central Fund	939
Total	$ 1,096
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,951,455	$ 2,895,890	$ 2,055,540	$ 25
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,884
Total Realized Gain (Loss)	(31,949)
Total Unrealized Gain (Loss)	27,509
Cost of Purchases	-
Proceeds of Sales	(2,419)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,041,001,000. Net unrealized depreciation aggregated $3,089,546,000, of which $120,206,000 related to appreciated investment securities and $3,209,752,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813062.104

AEA-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
Australia - 0.7%
BHP Billiton Ltd.	23,100	$ 428,386
Wesfarmers Ltd. (a)(c)	53,099	500,583
TOTAL AUSTRALIA		928,969
Cayman Islands - 2.8%
Agile Property Holdings Ltd.	620,000	237,792
China Huiyuan Juice Group Ltd.	717,500	933,936
Country Garden Holdings Co. Ltd.	1,681,000	345,897
Hutchison China Meditech Ltd. (a)	3	2
New World Department Store China Ltd.	2,090,000	810,803
Stella International Holdings Ltd.	1,682,500	1,455,948
TCC International Holdings Ltd. (a)	836,000	188,504
TOTAL CAYMAN ISLANDS		3,972,882
China - 17.9%
Angang Steel Co. Ltd. (H Shares)	240,000	232,540
Anhui Conch Cement Co. Ltd. (H Shares) (a)	296,000	1,418,681
China Construction Bank Corp. (H Shares)	4,229,000	2,062,613
China Cosco Holdings Co. Ltd. (H Shares)	851,000	508,741
China Life Insurance Co. Ltd. (H Shares)	1,539,000	4,050,657
China Merchants Bank Co. Ltd. (H Shares)	203,500	328,618
China Petroleum & Chemical Corp. (H Shares)	3,632,000	1,957,992
China Railway Construction Corp. (H Shares)	237,000	323,969
China Resources Land Ltd.	444,000	512,828
China Shenhua Energy Co. Ltd. (H Shares)	323,000	688,664
China Telecom Corp. Ltd. (H Shares)	1,888,000	685,012
Dongfang Electric Corp. Ltd.	93,600	207,755
Huaneng Power International, Inc. (H Shares)	670,000	480,264
Industrial & Commercial Bank of China	4,763,000	2,013,800
Li Ning Co. Ltd.	491,000	681,980
PetroChina Co. Ltd. (H Shares)	4,102,000	3,028,024
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	216,500	937,778
Tencent Holdings Ltd.	329,200	2,011,519
Yantai Changyu Pioneer Wine Co. (B Shares)	779,740	2,942,372
TOTAL CHINA		25,073,807
Hong Kong - 17.1%
ASM Pacific Technology Ltd.	155,800	474,571
Bank of East Asia Ltd.	353,800	701,562
Cheung Kong Holdings Ltd.	234,000	2,159,063
China Mobile (Hong Kong) Ltd.	974,000	8,767,841
China Overseas Land & Investment Ltd.	378,720	495,293
CLP Holdings Ltd.	162,000	1,096,530
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	1,721,500	$ 1,481,611
Esprit Holdings Ltd.	119,900	636,443
Hong Kong Electric Holdings Ltd.	94,500	553,515
Hong Kong Exchanges & Clearing Ltd.	92,200	791,936
Hopewell Holdings Ltd.	221,000	724,282
Hutchison Whampoa Ltd.	279,000	1,419,651
Kerry Properties Ltd.	51,500	120,545
Li & Fung Ltd.	192,000	381,944
Melco International Development Ltd.	1,647,000	472,504
PCCW Ltd.	2,589,000	1,332,864
Sa Sa International Holdings Ltd.	1,344,000	360,304
Shun Tak Holdings Ltd.	1,152,000	418,063
Sun Hung Kai Properties Ltd.	124,000	1,098,576
Wing Hang Bank Ltd.	90,500	437,469
TOTAL HONG KONG		23,924,567
India - 6.5%
Bajaj Auto Ltd.	33,404	319,155
Bharti Airtel Ltd. (a)	101,499	1,303,478
Cipla Ltd.	122,406	477,132
HDFC Bank Ltd.	38,389	713,766
Housing Development Finance Corp. Ltd.	31,065	959,595
Indiabulls Real Estate Ltd.	123,194	288,299
Infosys Technologies Ltd.	73,052	1,919,987
Larsen & Toubro Ltd.	38,049	530,328
Lupin Ltd.	19,963	230,460
Reliance Industries Ltd.	75,526	2,015,816
State Bank of India	15,331	359,129
TOTAL INDIA		9,117,145
Indonesia - 0.8%
PT Indosat Tbk	2,382,000	1,167,882
Korea (South) - 17.7%
Amorepacific Corp.	5,280	2,348,348
Dongbu Insurance Co. Ltd.	41,900	431,320
Hyundai Department Store Co. Ltd.	14,941	681,602
KB Financial Group, Inc. (a)	39,590	1,038,052
Korean Reinsurance Co.	72,630	492,255
KT Freetel Co. Ltd. (a)	15,020	314,232
KT&G Corp.	6,840	409,203
LG Display Co. Ltd.	49,390	943,104
LG Electronics, Inc.	6,515	332,588
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Household & Health Care Ltd.	12,518	$ 1,503,883
NHN Corp. (a)	25,248	2,497,650
POSCO	8,646	2,204,754
Samsung Electronics Co. Ltd.	20,787	7,217,699
Samsung Fire & Marine Insurance Co. Ltd.	4,620	545,477
Shinhan Financial Group Co. Ltd.	112,486	2,269,389
Shinsegae Co. Ltd.	1,943	620,968
SK Telecom Co. Ltd.	6,095	908,212
TOTAL KOREA (SOUTH)		24,758,736
Malaysia - 3.0%
Bumiputra-Commerce Holdings Bhd	285,500	501,308
Parkson Holdings Bhd	1,670,200	1,492,724
Public Bank Bhd (For. Reg.)	894,700	2,132,314
TOTAL MALAYSIA		4,126,346
Papua New Guinea - 1.8%
Lihir Gold Ltd. (a)	892,519	1,771,158
Oil Search Ltd.	271,205	734,286
TOTAL PAPUA NEW GUINEA		2,505,444
Philippines - 2.0%
Jollibee Food Corp.	857,100	728,466
Philippine Long Distance Telephone Co.	45,250	2,025,175
TOTAL PHILIPPINES		2,753,641
Singapore - 5.3%
CapitaLand Ltd.	193,000	298,862
City Developments Ltd.	173,000	636,852
DBS Group Holdings Ltd.	223,500	1,286,717
Keppel Land Ltd.	394,000	357,505
Oversea-Chinese Banking Corp. Ltd.	277,000	929,768
Raffles Medical Group Ltd.	730,000	333,763
Singapore Exchange Ltd.	139,000	465,819
Singapore Telecommunications Ltd.	770,000	1,336,494
United Overseas Bank Ltd.	193,000	1,497,665
Wing Tai Holdings Ltd.	572,000	260,720
TOTAL SINGAPORE		7,404,165
Taiwan - 13.2%
Advanced Semiconductor Engineering, Inc.	645,000	207,790
AU Optronics Corp.	1,176,000	827,040
Cathay Financial Holding Co. Ltd.	623,800	602,860
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cathay Real Estate Development Co. Ltd.	2,627,000	$ 532,256
China Steel Corp.	1,288,000	865,106
Chinatrust Financial Holding Co. Ltd.	958,576	314,903
Chunghwa Telecom Co. Ltd.	868,420	1,307,778
Compal Electronics, Inc.	1,000,000	504,258
Delta Electronics, Inc.	290,000	452,787
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,231,150	2,157,554
HTC Corp.	112,000	1,057,631
Hung Poo Real Estate Development Co. Ltd.	209,420	120,652
MediaTek, Inc.	137,000	981,565
Phoenix Precision Technology Corp.	1,473,000	295,919
Quanta Computer, Inc.	955,000	901,198
Siliconware Precision Industries Co. Ltd.	1,514,000	1,202,449
Taiwan Semiconductor Manufacturing Co. Ltd.	4,699,183	5,745,320
Yuanta Financial Holding Co. Ltd.	1,132,000	423,596
TOTAL TAIWAN		18,500,662
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	162,100	342,489
Minor International PCL (For. Reg.)	2,804,569	568,855
PTT Exploration & Production PCL (For. Reg.)	156,000	429,181
Robinson Department Store PCL (For. Reg.)	3,006,700	499,741
Siam Commercial Bank PCL (For. Reg.)	1,213,300	1,777,355
Total Access Communication PCL (For. Reg.)	379,568	315,438
TOTAL THAILAND		3,933,059
TOTAL COMMON STOCKS (Cost $161,349,449)		128,167,305
Investment Companies - 0.9%

Hong Kong - 0.9%
iShares FTSE/Xinhua A50 China Tracker ETF (Cost $1,913,181)	1,025,100	1,205,221
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b) (Cost $10,327,625)	10,327,625	$ 10,327,625
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $173,590,255)		139,700,151
NET OTHER ASSETS - 0.1%		159,512
NET ASSETS - 100%		$ 139,859,663
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,953
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 139,700,151	$ 13,581,851	$ 126,118,300	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $173,600,759. Net unrealized depreciation aggregated $33,900,608, of which $10,811,022 related to appreciated investment securities and $44,711,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813064.104

FAEM-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	128,797	$ 398,144
Bahrain - 0.1%
Gulf Finance House BSC:
(Reg. S) unit	29,400	172,872
GDR (f)	19,610	115,307
TOTAL BAHRAIN		288,179
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	183,258	441,818
Central European Media Enterprises Ltd. Class A (a)	45,900	452,574
Credicorp Ltd. (NY Shares)	37,100	1,532,230
Ports Design Ltd.	558,500	564,851
TOTAL BERMUDA		2,991,473
Brazil - 15.5%
America Latina Logistica SA unit	261,100	993,756
Anhanguera Educacional Participacoes SA unit	52,371	275,399
Banco ABC Brasil SA	77,000	159,310
Banco Bradesco SA:
(PN)	113,600	1,018,483
(PN) sponsored ADR	231,800	2,074,610
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	122,700	1,667,493
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	175,800	2,654,580
Companhia Vale do Rio Doce (PN-A) sponsored ADR	739,800	8,981,172
GVT Holding SA (a)	119,000	1,261,810
MRV Engenharia e Participacoes SA	86,400	404,441
Net Servicos de Comunicacao SA sponsored ADR	169,766	1,081,409
OGX Petroleo e Gas Participacoes SA	4,500	1,085,644
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	540,400	5,834,922
(PN) sponsored ADR (non-vtg.)	235,300	5,096,598
sponsored ADR	27,800	728,360
Redecard SA	139,500	1,560,356
Uniao de Bancos Brasileiros SA (Unibanco):
unit	115,500	654,666
GDR	27,530	1,549,388
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	123,100	1,523,893
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	200,000	1,160,000
TOTAL BRAZIL		39,766,290
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.3%
Chaoda Modern Agriculture (Holdings) Ltd.	2,056,306	$ 1,298,438
China Dongxiang Group Co. Ltd.	2,487,000	717,276
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	41,700	392,397
The United Laboratories International Holdings Ltd.	916,000	211,551
Xinao Gas Holdings Ltd.	242,000	216,639
Yingli Green Energy Holding Co. Ltd. ADR (a)(e)	84,800	474,032
TOTAL CAYMAN ISLANDS		3,310,333
China - 8.7%
Baidu.com, Inc. sponsored ADR (a)	7,400	952,898
China Coal Energy Co. Ltd. (H Shares)	2,003,300	1,437,995
China Communications Construction Co. Ltd. (H Shares)	429,000	415,250
China Construction Bank Corp. (H Shares)	8,240,000	4,018,900
China Gas Holdings Ltd.	2,432,000	342,424
China Merchants Bank Co. Ltd. (H Shares)	1,459,000	2,356,035
China Petroleum & Chemical Corp.:
(H Shares)	1,426,000	768,749
Class H sponsored ADR (e)	27,300	1,475,838
China Railway Construction Corp. Class H	649,000	887,157
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	2,417,000	1,141,812
China Yurun Food Group Ltd.	659,000	770,877
Golden Eagle Retail Group Ltd. (H Shares)	1,504,000	800,722
Industrial & Commercial Bank of China	10,458,000	4,421,651
Tencent Holdings Ltd.	262,400	1,603,350
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	207,506
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	181,000	143,555
ZTE Corp. (H Shares)	229,200	652,338
TOTAL CHINA		22,397,057
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	54,500	13,431
Czech Republic - 2.4%
Ceske Energeticke Zavody AS	95,800	3,314,826
Komercni Banka AS	12,893	1,435,746
Philip Morris CR AS	4,494	1,312,096
TOTAL CZECH REPUBLIC		6,062,668
Egypt - 1.4%
Commercial International Bank Ltd. sponsored GDR	275,958	1,559,163
Eastern Tobacco Co.	23,500	738,795
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries SAE GDR	16,744	$ 683,992
Telecom Egypt SAE	256,500	672,757
TOTAL EGYPT		3,654,707
Georgia - 0.0%
Bank of Georgia unit (a)	27,800	107,030
Hong Kong - 6.7%
China Mobile (Hong Kong) Ltd.	1,051,700	9,467,287
China Resources Power Holdings Co. Ltd.	1,085,700	1,991,660
CNOOC Ltd.	3,887,000	3,345,351
CNOOC Ltd. sponsored ADR	6,000	516,240
CNPC (Hong Kong) Ltd.	3,161,000	891,892
REXCAPITAL Financial Holdings Ltd. (a)	6,970,000	234,821
Shanghai Industrial Holdings Ltd. (H Shares)	291,000	741,562
TOTAL HONG KONG		17,188,813
India - 6.6%
Axis Bank Ltd.	76,600	667,795
Axis Bank Ltd. GDR (Reg. S)	48,700	428,560
Bank of India	280,459	1,413,944
Bharat Heavy Electricals Ltd.	36,964	985,627
Bharti Airtel Ltd. (a)	92,625	1,189,516
Educomp Solutions Ltd.	23,987	871,039
Housing Development Finance Corp. Ltd.	78,195	2,415,436
ICICI Bank Ltd.	269,361	2,238,693
Infosys Technologies Ltd. sponsored ADR	116,000	3,080,960
Jain Irrigation Systems Ltd.	38,675	263,426
Larsen & Toubro Ltd.	16,240	226,354
Reliance Industries Ltd.	15,299	408,336
Rolta India Ltd.	393,443	735,793
Sintex Industries Ltd.	150,364	415,392
Tata Power Co. Ltd.	102,499	1,577,352
TOTAL INDIA		16,918,223
Indonesia - 3.3%
PT Astra International Tbk	1,503,500	1,691,046
PT Bank Rakyat Indonesia Tbk	4,907,000	1,921,429
PT Bumi Resources Tbk	10,571,500	459,871
PT Perusahaan Gas Negara Tbk Series B	11,021,700	2,080,965
PT Tambang Batubbara Bukit Asam Tbk	414,500	263,779
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk:
Series B	3,097,500	$ 1,700,435
sponsored ADR	11,000	241,010
TOTAL INDONESIA		8,358,535
Ireland - 0.1%
Dragon Oil PLC (a)	75,515	174,605
Israel - 4.5%
Cellcom Israel Ltd.	54,400	1,152,192
Check Point Software Technologies Ltd. (a)	115,700	2,622,919
Israel Chemicals Ltd.	232,800	1,653,201
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,600	6,242,370
TOTAL ISRAEL		11,670,682
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	37,360	88,917
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	81,277	1,032,218
TOTAL KAZAKHSTAN		1,121,135
Korea (South) - 8.9%
Hana Financial Group, Inc.	38,950	636,538
Hyundai Industrial Development & Construction Co.	11,200	292,515
Hyundai Mobis	25,935	1,205,962
Korea Gas Corp.	32,406	1,195,363
KT&G Corp.	35,152	2,102,967
LG Household & Health Care Ltd.	7,015	842,766
LIG Non-Life Insurance Co. Ltd.	48,290	391,180
MegaStudy Co. Ltd.	11,565	1,394,298
Meritz Fire & Marine Insurance Co. Ltd.	276,710	702,026
NHN Corp. (a)	20,170	1,995,310
POSCO	7,819	1,993,867
POSCO sponsored ADR (e)	10,300	654,256
Samsung Electronics Co. Ltd.	14,661	5,090,618
Shinhan Financial Group Co. Ltd.	122,240	2,466,175
STX Pan Ocean Co. Ltd. (Korea)	21,970	157,391
Taewoong Co. Ltd.	29,596	1,909,698
TOTAL KOREA (SOUTH)		23,030,930
Lebanon - 0.2%
Solidere GDR	31,800	477,000
Luxembourg - 0.7%
Evraz Group SA GDR	47,793	404,329
Common Stocks - continued
	Shares	Value
Luxembourg - continued
MHP SA:
GDR (a)(f)	58,900	$ 220,875
GDR (Reg. S)	23,000	86,250
Millicom International Cellular SA	30,700	1,202,212
TOTAL LUXEMBOURG		1,913,666
Malaysia - 1.2%
DiGi.com Bhd	280,400	1,588,324
Parkson Holdings Bhd	1,190	1,064
Public Bank Bhd	652,500	1,582,520
TOTAL MALAYSIA		3,171,908
Mexico - 3.5%
America Movil SAB de CV Series L sponsored ADR	200,500	5,716,255
Fomento Economico Mexicano SAB de CV sponsored ADR	75,800	2,133,770
Grupo Financiero Banorte SAB de CV Series O	926,700	1,220,997
TOTAL MEXICO		9,071,022
Nigeria - 0.1%
Guaranty Trust Bank PLC:
(Reg. S) unit	88,363	205,886
sponsored GDR (f)	34,472	80,320
TOTAL NIGERIA		286,206
Oman - 0.2%
BankMuscat SAOG sponsored GDR	81,270	487,620
Panama - 0.2%
Intergroup Financial Services Corp.	34,997	346,470
Intergroup Financial Services Corp. (a)(f)	16,076	159,152
TOTAL PANAMA		505,622
Papua New Guinea - 0.3%
Oil Search Ltd.	257,719	697,773
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	85,189	1,604,961
Philippines - 0.1%
Security Bank Corp.	15,700	7,939
SM Investments Corp.	71,064	292,054
TOTAL PHILIPPINES		299,993
Poland - 0.5%
Powszechna Kasa Oszczednosci Bank SA	162,000	1,292,763
Common Stocks - continued
	Shares	Value
Russia - 4.7%
Bank St. Petersburg OJSC	205,700	$ 143,165
LSR Group OJSC (a)	10,200	36,423
Lukoil Oil Co. sponsored ADR	65,921	2,211,650
Magnit OJSC GDR (Reg. S) (a)	46,400	225,040
Mobile TeleSystems OJSC sponsored ADR	58,900	1,254,570
OAO Gazprom sponsored ADR	308,576	4,045,431
OAO Raspadskaya	202,000	171,147
OAO TMK	69,300	87,658
OJSC Oil Co. Rosneft GDR (Reg. S) unit	329,600	1,025,056
Polymetal JSC GDR (Reg. S) (a)	129,800	582,802
Rosinter Restaurants Holding (a)	13,200	64,218
Sberbank (Savings Bank of the Russian Federation)	1,625,800	755,982
Sberbank (Savings Bank of the Russian Federation) GDR	4,500	420,579
Uralkali JSC	185,600	218,613
Uralkali JSC GDR (Reg. S)	38,200	239,896
VSMPO-Avisma Corp.	900	24,520
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	23,925	580,181
TOTAL RUSSIA		12,086,931
South Africa - 10.1%
African Bank Investments Ltd.	540,047	1,380,223
African Rainbow Minerals Ltd.	118,316	1,374,265
Aspen Pharmacare Holdings Ltd. (a)	425,435	1,754,169
Aveng Ltd.	326,000	834,300
Exxaro Resources Ltd.	203,812	1,349,344
FirstRand Ltd.	1,333,273	1,926,771
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	217,300	2,564,140
Illovo Sugar Ltd.	367,400	855,581
Impala Platinum Holdings Ltd.	145,064	1,663,212
JD Group Ltd.	165,134	587,119
Mr. Price Group Ltd.	575,900	1,457,489
MTN Group Ltd.	389,702	3,701,694
Murray & Roberts Holdings Ltd.	128,428	537,406
Raubex Group Ltd.	558,460	923,978
Sasol Ltd.	52,000	1,386,907
Sasol Ltd. sponsored ADR	88,800	2,357,640
Shoprite Holdings Ltd.	254,400	1,350,082
TOTAL SOUTH AFRICA		26,004,320
Taiwan - 4.9%
Acer, Inc.	843,000	1,041,855
Asia Cement Corp.	1,629,000	1,140,700
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	3,814,784	$ 1,631,929
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,582,716	2,773,663
HTC Corp.	211,900	2,000,999
Siliconware Precision Industries Co. Ltd.	1,287,379	1,022,462
Taiwan Mobile Co. Ltd.	1,037,000	1,442,010
Taiwan Semiconductor Manufacturing Co. Ltd.	1,238,000	1,513,605
TOTAL TAIWAN		12,567,223
Thailand - 1.6%
Minor International PCL (For. Reg.)	3,339,094	677,273
PTT Exploration & Production PCL (For. Reg.)	603,000	1,658,948
Siam Commercial Bank PCL (For. Reg.)	887,600	1,300,239
Total Access Communication PCL (For. Reg.)	681,200	566,108
TOTAL THAILAND		4,202,568
Turkey - 2.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	277,646	1,875,416
Asya Katilim Bankasi AS	1,331,730	867,128
Bim Birlesik Magazalar AS JSC	7,000	151,220
Enka Insaat ve Sanayi AS	409,253	1,344,834
Tupras-Turkiye Petrol Rafinerileri AS	143,650	1,372,424
Turkiye Garanti Bankasi AS (a)	1,024,375	1,402,570
TOTAL TURKEY		7,013,592
United Kingdom - 1.2%
Cairn Energy PLC (a)	18,900	498,651
Hikma Pharmaceuticals PLC	116,940	606,465
Randgold Resources Ltd. sponsored ADR	45,500	2,022,930
TOTAL UNITED KINGDOM		3,128,046
United States of America - 0.7%
Central European Distribution Corp. (a)(e)	51,000	617,100
CTC Media, Inc. (a)	118,696	409,501
Freeport-McMoRan Copper & Gold, Inc. Class B	34,500	867,330
TOTAL UNITED STATES OF AMERICA		1,893,931
TOTAL COMMON STOCKS (Cost $388,064,894)		244,157,380
Convertible Bonds - 0.0%
		Principal Amount (d)	Value
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13 (g)(h) (Cost $35,369)	BRL	555	$ 18,478
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	15,438,156	15,438,156
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	5,640,300	5,640,300
TOTAL MONEY MARKET FUNDS (Cost $21,078,456)		21,078,456
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $409,178,719)		265,254,314
NET OTHER ASSETS - (3.0)%		(7,839,475)
NET ASSETS - 100%		$ 257,414,839
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $575,654 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,478 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13	8/22/07	$ 35,369
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,834
Fidelity Securities Lending Cash Central Fund	39,769
Total	$ 83,603
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 265,254,314	$ 137,619,585	$ 127,634,729	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,240,035
Total Realized Gain (Loss)	(29,777)
Total Unrealized Gain (Loss)	(849,172)
Cost of Purchases	100,252
Proceeds of Sales	(1,467)
Amortization/Accretion	-
Transfer in/out of Level 3	(459,871)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $414,479,164. Net unrealized depreciation aggregated $149,224,850, of which $10,061,314 related to appreciated investment securities and $159,286,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813041.104

AEUR-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 0.5%
CSL Ltd.	4,732	$ 111,593
Belgium - 1.7%
Anheuser-Busch InBev NV	9,980	254,398
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	31
Umicore SA	5,400	101,008
TOTAL BELGIUM		355,437
Bermuda - 0.3%
Signet Jewelers Ltd. (United Kingdom)	8,200	57,979
Brazil - 0.6%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	5,500	119,130
Canada - 0.5%
EnCana Corp.	800	35,613
Petrobank Energy & Resources Ltd. (a)	5,000	79,129
TOTAL CANADA		114,742
Denmark - 1.6%
Genmab AS (a)	2,600	108,925
Novo Nordisk AS Series B	4,300	230,718
TOTAL DENMARK		339,643
Finland - 0.6%
Nokia Corp. sponsored ADR	6,500	79,755
Nokian Tyres Ltd.	6,128	60,098
TOTAL FINLAND		139,853
France - 11.8%
AXA SA	9,700	152,752
BNP Paribas SA	4,700	180,582
Bouygues SA	3,100	106,209
Cap Gemini SA	5,900	204,329
Essilor International SA	2,700	103,289
GDF Suez	4,300	165,544
Pernod Ricard SA	1,900	119,780
Pinault Printemps-Redoute SA	3,400	172,510
Sanofi-Aventis	6,000	337,433
Schneider Electric SA	2,200	140,157
Societe Generale Series A	4,675	197,219
Total SA sponsored ADR	8,800	438,064
Common Stocks - continued
	Shares	Value
France - continued
Unibail-Rodamco	1,100	$ 148,163
Vallourec SA	500	49,218
TOTAL FRANCE		2,515,249
Germany - 9.0%
Bayer AG	2,300	122,529
Bayerische Motoren Werke AG (BMW)	6,300	150,106
Deutsche Post AG	5,200	65,111
E.ON AG	11,500	371,620
Fresenius SE	2,200	108,441
Fresenius Medical Care AG	2,400	107,576
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,600	345,194
SAP AG	4,700	166,278
SAP AG sponsored ADR	1,500	53,070
Siemens AG (Reg.)	5,200	291,511
Wincor Nixdorf AG	3,100	147,763
TOTAL GERMANY		1,929,199
Hong Kong - 0.7%
Esprit Holdings Ltd.	27,000	143,319
Ireland - 1.4%
CRH PLC	8,300	193,402
Ryanair Holdings PLC sponsored ADR (a)	4,500	108,090
TOTAL IRELAND		301,492
Italy - 4.3%
ENI SpA sponsored ADR	10,900	462,051
Fiat SpA	13,900	68,248
Intesa Sanpaolo SpA	82,800	262,107
UniCredit SpA	69,500	122,972
TOTAL ITALY		915,378
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	3,900	88,404
Netherlands - 6.1%
Akzo Nobel NV	3,000	107,699
ASML Holding NV (Netherlands)	4,400	72,762
ING Groep NV (Certificaten Van Aandelen)	9,100	75,097
Koninklijke Ahold NV	17,500	210,856
Koninklijke KPN NV	27,100	362,575
Unilever NV (Certificaten Van Aandelen)	21,000	464,326
TOTAL NETHERLANDS		1,293,315
Common Stocks - continued
	Shares	Value
Norway - 0.8%
Pronova BioPharma ASA (a)	9,400	$ 27,813
Telenor ASA	20,600	134,840
TOTAL NORWAY		162,653
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	31,609	62,726
Russia - 0.2%
OAO Gazprom sponsored ADR	3,100	40,641
Spain - 5.2%
Banco Santander SA	13,300	107,617
Gestevision Telecinco SA	11,300	97,510
Iberdrola SA	31,900	248,317
Inditex SA	3,500	133,894
Telefonica SA sponsored ADR	9,900	530,739
TOTAL SPAIN		1,118,077
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	6,250	241,964
Hexagon AB (B Shares)	1,900	6,380
TOTAL SWEDEN		248,344
Switzerland - 14.5%
ABB Ltd. (Reg.)	5,227	68,227
Actelion Ltd. (Reg.) (a)	1,112	60,590
Credit Suisse Group sponsored ADR	1,000	25,490
Credit Suisse Group (Reg.)	10,235	261,213
EFG International	3,100	37,684
Nestle SA (Reg.)	25,346	878,013
Nobel Biocare Holding AG (Switzerland)	2,632	40,641
Novartis AG (Reg.)	6,478	266,184
Roche Holding AG (participation certificate)	4,585	645,908
Schindler Holding AG (participation certificate)	1,665	75,147
Sonova Holding AG	1,314	63,440
UBS AG:
(For. Reg.)	16,609	208,282
(NY Shares)	10,980	136,701
Zurich Financial Services AG (Reg.)	1,845	334,037
TOTAL SWITZERLAND		3,101,557
United Kingdom - 32.6%
Aegis Group PLC	61,800	68,535
Autonomy Corp. PLC (a)	7,100	112,600
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	29,800	$ 173,770
Barclays PLC	110,300	162,324
Bellway PLC	10,700	89,345
BG Group PLC	25,600	352,740
BHP Billiton PLC	16,100	275,638
Bovis Homes Group PLC	15,600	87,292
BP PLC	54,200	383,968
BP PLC sponsored ADR	5,100	216,597
British Airways PLC	23,100	40,218
British American Tobacco PLC (United Kingdom)	13,100	359,312
Burberry Group PLC	25,100	92,057
Capita Group PLC	18,700	189,217
Centrica PLC	47,800	178,777
easyJet PLC (a)	8,500	36,843
Experian PLC	53,400	334,610
HSBC Holdings PLC sponsored ADR	8,300	322,372
Imperial Tobacco Group PLC	8,400	230,512
Informa PLC	18,000	62,560
Kesa Electricals PLC	68,900	100,880
Kingfisher PLC	91,900	185,313
Man Group PLC	41,600	124,380
National Grid PLC	15,100	141,845
NEXT PLC	3,400	58,012
Persimmon PLC	29,700	124,320
Prudential PLC	32,700	158,091
Reckitt Benckiser Group PLC	9,400	364,514
Redrow PLC	12,400	28,042
Royal Dutch Shell PLC Class A (United Kingdom)	28,400	712,242
SSL International PLC	18,900	138,088
Standard Chartered PLC (United Kingdom)	23,269	295,491
Tesco PLC	29,600	153,702
Tullow Oil PLC	6,400	64,202
Vodafone Group PLC	124,600	231,495
Vodafone Group PLC sponsored ADR	17,250	320,678
TOTAL UNITED KINGDOM		6,970,582
United States of America - 3.8%
Citigroup, Inc.	8,800	31,240
Coach, Inc. (a)	4,300	62,780
Genentech, Inc. (a)	1,300	105,612
Goldman Sachs Group, Inc.	2,000	161,460
JPMorgan Chase & Co.	2,600	66,326
Common Stocks - continued
	Shares	Value
United States of America - continued
Molson Coors Brewing Co. Class B	2,900	$ 116,783
Morgan Stanley	7,000	141,610
Synthes, Inc.	860	104,024
Virgin Media, Inc.	5,800	26,332
TOTAL UNITED STATES OF AMERICA		816,167
TOTAL COMMON STOCKS (Cost $28,383,261)		20,945,480
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Telecom Italia SpA (Risparmio Shares) (Cost $57,927)	55,300	53,667
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.78% (b) (Cost $196,103)	196,103	196,103
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $28,637,291)		21,195,250
NET OTHER ASSETS - 0.8%		164,481
NET ASSETS - 100%		$ 21,359,731
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,136
Fidelity Securities Lending Cash Central Fund	560
Total	$ 2,696
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 21,195,250	$ 17,801,384	$ 3,393,866	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $29,330,140. Net unrealized depreciation aggregated $8,134,890, of which $496,703 related to appreciated investment securities and $8,631,593 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813039.104

AGLO-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
Australia - 1.0%
CSL Ltd.	4,427	$ 104,400
Woolworths Ltd.	3,347	58,261
TOTAL AUSTRALIA		162,661
Belgium - 0.8%
Anheuser-Busch InBev NV	5,100	130,003
Bermuda - 1.5%
Arch Capital Group Ltd. (a)	1,200	72,180
Cooper Industries Ltd. Class A	6,400	172,224
TOTAL BERMUDA		244,404
Brazil - 1.6%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	12,000	145,680
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	5,400	116,964
TOTAL BRAZIL		262,644
Canada - 4.9%
Agnico-Eagle Mines Ltd.	1,800	96,178
Canadian Natural Resources Ltd.	2,700	96,670
EnCana Corp.	2,300	102,387
Goldcorp, Inc.	9,600	284,433
Research In Motion Ltd. (a)	2,100	116,340
Suncor Energy, Inc.	5,400	103,564
TOTAL CANADA		799,572
Cayman Islands - 0.8%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	13,500	127,035
China - 0.3%
Bank of China (H Shares)	217,000	56,873
Denmark - 0.7%
Novo Nordisk AS Series B	1,400	75,118
Vestas Wind Systems AS (a)	800	39,078
TOTAL DENMARK		114,196
France - 3.6%
AXA SA	8,100	127,556
BNP Paribas SA	2,600	99,897
Bouygues SA	1,400	47,965
GDF Suez	3,200	123,196
Common Stocks - continued
	Shares	Value
France - continued
Saft Groupe SA	2,600	$ 63,846
Societe Generale Series A	3,000	126,558
TOTAL FRANCE		589,018
Germany - 2.0%
adidas AG	1,900	65,996
E.ON AG	3,300	106,639
Siemens AG sponsored ADR	1,900	106,514
SolarWorld AG	2,300	48,852
TOTAL GERMANY		328,001
Greece - 0.7%
Public Power Corp. of Greece	7,000	117,762
Hong Kong - 1.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	2,100	94,437
CNOOC Ltd.	111,000	95,532
TOTAL HONG KONG		189,969
India - 1.3%
Bharti Airtel Ltd. (a)	5,135	65,945
ICICI Bank Ltd. sponsored ADR	5,100	84,048
Infosys Technologies Ltd. sponsored ADR	2,100	55,776
Rural Electrification Corp. Ltd.	1,056	1,703
TOTAL INDIA		207,472
Ireland - 0.6%
CRH PLC sponsored ADR	4,100	97,375
Israel - 2.0%
Partner Communications Co. Ltd. ADR	3,000	46,350
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,952	288,160
TOTAL ISRAEL		334,510
Italy - 1.1%
Intesa Sanpaolo SpA	28,000	88,635
UniCredit SpA	49,000	86,699
TOTAL ITALY		175,334
Japan - 8.8%
Canon Marketing Japan, Inc.	5,400	79,453
Canon, Inc. sponsored ADR	2,500	67,400
East Japan Railway Co.	1,500	101,719
Honda Motor Co. Ltd. sponsored ADR	3,900	88,374
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	23	$ 101,165
Jupiter Telecommunications Co.	22	20,798
Mitsubishi Corp.	7,100	93,826
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	28,037	154,204
Mitsui & Co. Ltd.	10,000	104,358
NGK Insulators Ltd.	4,000	51,409
Nomura Holdings, Inc. sponsored ADR	7,900	50,797
NTT DoCoMo, Inc. sponsored ADR	6,500	111,930
ORIX Corp.	1,630	71,165
Rakuten, Inc.	77	45,397
SHIMANO, Inc.	1,300	44,449
Sumitomo Mitsui Financial Group, Inc.	1,800	71,340
Terumo Corp.	800	27,166
Tokyo Electric Power Co.	3,100	96,952
Tsumura & Co.	1,700	56,046
TOTAL JAPAN		1,437,948
Luxembourg - 0.3%
SES SA FDR (France) unit	2,600	47,835
Netherlands - 1.5%
Gemalto NV (a)	2,137	52,559
Koninklijke Ahold NV	4,800	57,835
Unilever NV (NY Shares)	5,937	130,436
TOTAL NETHERLANDS		240,830
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	2,600	106,106
Norway - 0.5%
Renewable Energy Corp. AS (a)	7,600	76,677
South Africa - 0.5%
MTN Group Ltd.	7,900	75,040
Spain - 1.5%
Grifols SA	4,427	78,104
Telefonica SA	9,300	164,865
TOTAL SPAIN		242,969
Switzerland - 4.2%
ACE Ltd.	3,300	144,078
Credit Suisse Group sponsored ADR	6,100	155,489
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	6,346	$ 219,831
UBS AG (NY Shares)	13,400	166,830
TOTAL SWITZERLAND		686,228
Taiwan - 1.1%
HTC Corp.	7,000	66,102
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,000	113,100
TOTAL TAIWAN		179,202
United Kingdom - 8.7%
Barclays PLC Sponsored ADR	19,900	113,629
BG Group PLC	8,300	114,365
BHP Billiton PLC	10,200	174,628
British American Tobacco PLC (United Kingdom)	4,500	123,428
Imperial Tobacco Group PLC	3,700	101,535
Informa PLC	14,100	49,005
Man Group PLC	28,100	84,016
Prudential PLC	18,100	87,506
Randgold Resources Ltd. sponsored ADR	1,100	48,906
Reckitt Benckiser Group PLC	2,300	89,190
Rio Tinto PLC (Reg.)	4,400	94,585
Standard Chartered PLC (United Kingdom)	8,400	106,671
Vedanta Resources PLC	9,700	77,761
Vodafone Group PLC sponsored ADR	8,300	154,297
TOTAL UNITED KINGDOM		1,419,522
United States of America - 39.5%
Amazon.com, Inc.	2,400	141,168
Applied Materials, Inc.	17,500	163,975
Ascent Media Corp. (a)	4,600	119,968
athenahealth, Inc. (a)	2,900	104,632
Berkshire Hathaway, Inc. Class B (a)	76	227,164
C.R. Bard, Inc.	1,400	119,798
Charles Schwab Corp.	5,400	73,386
Citigroup, Inc.	23,300	82,715
CME Group, Inc.	500	86,955
D.R. Horton, Inc.	8,800	52,448
Danaher Corp.	700	39,151
Eaton Corp.	1,900	83,638
Expedia, Inc. (a)	9,350	83,496
First Solar, Inc. (a)	400	57,120
Genentech, Inc. (a)	4,040	328,205
Goldman Sachs Group, Inc.	1,400	113,022
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc. Class A (sub. vtg.) (a)	930	$ 314,833
Hess Corp.	2,900	161,269
Hewlett-Packard Co.	4,600	159,850
Johnson & Johnson	5,300	305,757
JPMorgan Chase & Co.	5,900	150,509
Juniper Networks, Inc. (a)	10,000	141,600
Landstar System, Inc.	8,500	304,895
Lockheed Martin Corp.	1,900	155,876
Meritage Homes Corp. (a)	8,400	92,568
Microchip Technology, Inc.	1,700	32,249
Morgan Stanley	5,800	117,334
National Oilwell Varco, Inc. (a)	3,800	100,472
Noble Energy, Inc.	5,430	265,690
Norfolk Southern Corp.	2,100	80,556
Philip Morris International, Inc.	7,400	274,910
Polo Ralph Lauren Corp. Class A	1,900	77,957
Procter & Gamble Co.	5,420	295,390
QUALCOMM, Inc.	3,000	103,650
Quicksilver Gas Services LP	6,400	89,600
Southwestern Energy Co. (a)	10,250	324,413
Texas Instruments, Inc.	6,100	91,195
The Walt Disney Co.	9,100	188,188
THQ, Inc. (a)	18,100	71,495
VCA Antech, Inc. (a)	12,600	237,132
Visa, Inc.	3,900	192,465
Wells Fargo & Co.	7,800	147,420
Williams Companies, Inc.	5,500	77,825
Wynn Resorts Ltd. (a)	600	18,048
TOTAL UNITED STATES OF AMERICA		6,449,987
TOTAL COMMON STOCKS (Cost $18,396,495)		14,899,173
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Fiat SpA (Risparmio Shares) (Cost $58,390)	12,400	44,690
Corporate Bonds - 3.9%
	Principal Amount	Value
Convertible Bonds - 2.6%
United States of America - 2.6%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 250,000	$ 157,050
Cogent Communications Group, Inc. 1% 6/15/27	80,000	42,576
Lamar Advertising Co. 2.875% 12/31/10	150,000	123,000
SL Green Realty Corp. 3% 3/30/27 (e)	180,000	109,188
TOTAL UNITED STATES OF AMERICA		431,814
Nonconvertible Bonds - 1.3%
Luxembourg - 1.3%
Evraz Group SA 8.875% 4/24/13 (e)	100,000	61,000
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)	100,000	76,000
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	100,000	72,250
TOTAL LUXEMBOURG		209,250
TOTAL CORPORATE BONDS (Cost $548,670)		641,064
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	733,460	733,460
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	105,300	105,300
TOTAL MONEY MARKET FUNDS (Cost $838,760)		838,760
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $19,842,315)		16,423,687
NET OTHER ASSETS - (0.6)%		(103,437)
NET ASSETS - 100%		$ 16,320,250
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,438 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,632
Fidelity Securities Lending Cash Central Fund	9,784
Total	$ 11,416
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,423,687	$ 13,783,090	$ 2,640,597	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $20,513,482. Net unrealized depreciation aggregated $4,089,795, of which $804,169 related to appreciated investment securities and $4,893,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813045.104

AICAP-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 1.9%
CSL Ltd.	57,599	$ 1,358,331
Woolworths Ltd.	42,927	747,224
TOTAL AUSTRALIA		2,105,555
Belgium - 1.5%
Anheuser-Busch InBev NV	66,300	1,690,038
Brazil - 3.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	153,000	1,857,420
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	70,700	1,531,362
TOTAL BRAZIL		3,388,782
Canada - 7.4%
Agnico-Eagle Mines Ltd.	22,900	1,223,600
Canadian Natural Resources Ltd.	34,700	1,242,389
EnCana Corp.	30,400	1,353,288
Goldcorp, Inc.	49,100	1,454,755
Research In Motion Ltd. (a)	27,460	1,521,284
Suncor Energy, Inc.	71,300	1,367,429
TOTAL CANADA		8,162,745
Cayman Islands - 1.5%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	176,000	1,656,160
China - 0.7%
Bank of China (H Shares)	2,778,000	728,074
Denmark - 1.4%
Novo Nordisk AS Series B	18,300	981,895
Vestas Wind Systems AS (a)	10,600	517,788
TOTAL DENMARK		1,499,683
France - 6.9%
AXA SA	104,000	1,637,756
BNP Paribas SA	33,700	1,294,815
Bouygues SA	18,700	640,677
GDF Suez	41,400	1,593,843
Saft Groupe SA	34,800	854,554
Societe Generale Series A	39,100	1,649,468
TOTAL FRANCE		7,671,113
Germany - 3.9%
Adidas	25,600	889,204
E.ON AG	41,800	1,350,757
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR (d)	25,300	$ 1,418,318
SolarWorld AG	28,600	607,469
TOTAL GERMANY		4,265,748
Greece - 1.4%
Public Power Corp. of Greece	91,700	1,542,682
Hong Kong - 2.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	26,800	1,205,196
CNOOC Ltd.	1,456,000	1,253,108
TOTAL HONG KONG		2,458,304
India - 2.4%
Bharti Airtel Ltd. (a)	65,913	846,473
ICICI Bank Ltd. sponsored ADR (d)	65,800	1,084,384
Infosys Technologies Ltd. sponsored ADR	26,800	711,808
Rural Electrification Corp. Ltd.	15,167	24,458
TOTAL INDIA		2,667,123
Ireland - 1.2%
CRH PLC sponsored ADR (d)	53,900	1,280,125
Israel - 2.0%
Partner Communications Co. Ltd. ADR	38,000	587,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	38,800	1,608,260
TOTAL ISRAEL		2,195,360
Italy - 2.0%
Intesa Sanpaolo SpA	365,200	1,156,056
UniCredit SpA	629,200	1,113,290
TOTAL ITALY		2,269,346
Japan - 16.7%
Canon Marketing Japan, Inc.	70,700	1,040,244
Canon, Inc. sponsored ADR	32,200	868,112
East Japan Railway Co.	17,700	1,200,280
Honda Motor Co. Ltd. sponsored ADR	51,600	1,169,256
Japan Retail Fund Investment Corp.	280	1,231,571
Jupiter Telecommunications Co.	284	268,478
Mitsubishi Corp.	94,300	1,246,164
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	350,500	1,927,750
Mitsui & Co. Ltd.	139,000	1,450,580
NGK Insulators Ltd.	51,000	655,467
Nomura Holdings, Inc. sponsored ADR (d)	101,000	649,430
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DoCoMo, Inc. sponsored ADR	83,300	$ 1,434,426
ORIX Corp.	21,440	936,055
Rakuten, Inc.	994	586,038
SHIMANO, Inc.	17,000	581,253
Sumitomo Mitsui Financial Group, Inc.	22,900	907,608
Terumo Corp.	9,800	332,789
Tokyo Electric Power Co.	40,300	1,260,372
Tsumura & Co.	21,600	712,116
TOTAL JAPAN		18,457,989
Luxembourg - 0.5%
SES SA FDR (France) unit	33,000	607,131
Netherlands - 2.8%
Gemalto NV (a)	27,763	682,819
Koninklijke Ahold NV	61,200	737,393
Unilever NV (NY Shares)	76,400	1,678,508
TOTAL NETHERLANDS		3,098,720
Norway - 0.9%
Renewable Energy Corp. AS (a)(d)	98,100	989,736
South Africa - 0.9%
MTN Group Ltd.	101,100	960,327
Spain - 2.8%
Grifols SA	56,363	994,386
Telefonica SA	119,700	2,121,976
TOTAL SPAIN		3,116,362
Switzerland - 6.3%
Credit Suisse Group sponsored ADR	78,200	1,993,318
Nestle SA (Reg.)	81,757	2,832,140
UBS AG (NY Shares)	172,600	2,148,870
TOTAL SWITZERLAND		6,974,328
Taiwan - 0.8%
HTC Corp.	98,000	925,427
United Kingdom - 16.7%
Barclays PLC Sponsored ADR (d)	254,200	1,451,482
BG Group PLC	108,000	1,488,124
BHP Billiton PLC	132,488	2,268,243
British American Tobacco PLC (United Kingdom)	59,000	1,618,273
Imperial Tobacco Group PLC	48,600	1,333,675
Informa PLC	182,100	632,895
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Man Group PLC	374,100	$ 1,118,523
Prudential PLC	232,240	1,122,784
Randgold Resources Ltd. sponsored ADR	14,300	635,778
Reckitt Benckiser Group PLC	29,700	1,151,711
Rio Tinto PLC (Reg.)	57,200	1,229,604
Standard Chartered PLC (United Kingdom)	109,800	1,394,343
Vedanta Resources PLC	125,600	1,006,881
Vodafone Group PLC sponsored ADR	105,800	1,966,822
TOTAL UNITED KINGDOM		18,419,138
United States of America - 6.4%
Citigroup, Inc.	299,400	1,062,870
D.R. Horton, Inc.	109,500	652,620
First Solar, Inc. (a)	4,900	699,720
Goldman Sachs Group, Inc.	17,600	1,420,848
Meritage Homes Corp. (a)	105,800	1,165,916
Morgan Stanley	74,000	1,497,020
Visa, Inc.	11,300	557,655
TOTAL UNITED STATES OF AMERICA		7,056,649
TOTAL COMMON STOCKS (Cost $132,566,526)		104,186,645
Nonconvertible Preferred Stocks - 0.5%

Italy - 0.5%
Fiat SpA (Risparmio Shares) (Cost $756,692)	160,400	578,089
Nonconvertible Bonds - 1.8%
	Principal Amount
Luxembourg - 1.8%
Evraz Group SA 8.875% 4/24/13 (e)	$ 1,270,000	774,700
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)	540,000	410,400
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	1,040,000	751,400
TOTAL NONCONVERTIBLE BONDS (Cost $1,355,583)		1,936,500
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	2,415,733	$ 2,415,733
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	5,676,845	5,676,845
TOTAL MONEY MARKET FUNDS (Cost $8,092,578)		8,092,578
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $142,771,379)		114,793,812
NET OTHER ASSETS - (3.9)%		(4,263,983)
NET ASSETS - 100%		$ 110,529,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,526,100 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,388
Fidelity Securities Lending Cash Central Fund	102,870
Total	$ 109,258
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 114,793,812	$ 86,997,266	$ 27,796,546	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $149,378,566. Net unrealized depreciation aggregated $34,584,754, of which $6,024,391 related to appreciated investment securities and $40,609,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813049.104

AJAF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 27.2%
Auto Components - 4.3%
Denso Corp.	53,200	$ 963,964
NOK Corp.	15,000	105,395
Stanley Electric Co. Ltd.	22,100	213,271
Toyoda Gosei Co. Ltd.	8,000	90,595
		1,373,225
Automobiles - 13.1%
Honda Motor Co. Ltd.	56,000	1,287,058
Toyota Motor Corp.	60,400	1,943,064
Yamaha Motor Co. Ltd.	107,600	1,009,363
		4,239,485
Hotels, Restaurants & Leisure - 0.5%
Saizeriya Co. Ltd.	11,600	147,929
Household Durables - 2.4%
Haseko Corp.	109,000	101,274
Sekisui House Ltd.	82,000	688,770
		790,044
Leisure Equipment & Products - 2.4%
Nikon Corp.	74,000	770,281
Media - 1.7%
Fuji Media Holdings, Inc.	442	562,695
Multiline Retail - 1.7%
Isetan Mitsukoshi Holdings Ltd.	18,700	134,350
J Front Retailing Co. Ltd.	23,000	82,748
Marui Group Co. Ltd.	13,300	68,751
Takashimaya Co. Ltd.	37,000	248,981
		534,830
Specialty Retail - 1.1%
Yamada Denki Co. Ltd.	5,900	347,638
TOTAL CONSUMER DISCRETIONARY		8,766,127
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Aeon Co. Ltd.	13,400	107,612
Seven & i Holdings Co., Ltd.	14,500	386,691
		494,303
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.3%
Capital Markets - 3.1%
Daiwa Securities Group, Inc.	66,000	$ 364,485
Matsui Securities Co. Ltd.	30,000	224,390
Nomura Holdings, Inc.	64,500	417,782
		1,006,657
Commercial Banks - 12.8%
Chiba Bank Ltd.	42,000	235,632
Mitsubishi UFJ Financial Group, Inc.	332,900	1,846,806
Mizuho Financial Group, Inc.	278,000	688,163
Sumitomo Mitsui Financial Group, Inc.	15,500	614,320
Sumitomo Trust & Banking Co. Ltd.	160,000	784,595
		4,169,516
Consumer Finance - 2.1%
Credit Saison Co. Ltd.	12,800	125,570
ORIX Corp.	6,440	281,166
Promise Co. Ltd.	14,800	271,645
		678,381
Insurance - 3.4%
Sompo Japan Insurance, Inc.	97,000	604,885
T&D Holdings, Inc.	15,400	497,801
		1,102,686
Real Estate Investment Trusts - 1.4%
Japan Real Estate Investment Corp.	28	252,374
Kenedix Realty Investment Corp.	12	31,275
Nomura Real Estate Office Fund, Inc.	23	144,707
		428,356
Real Estate Management & Development - 1.5%
Mitsubishi Estate Co. Ltd.	37,000	485,223
TOTAL FINANCIALS		7,870,819
HEALTH CARE - 1.7%
Pharmaceuticals - 1.7%
Astellas Pharma, Inc.	5,600	212,041
Daiichi Sankyo Co. Ltd.	13,800	309,880
		521,921
INDUSTRIALS - 18.8%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	16,000	162,508
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 2.4%
Asahi Glass Co. Ltd.	77,000	$ 402,143
Daikin Industries Ltd.	16,700	382,897
		785,040
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	54,000	247,854
Sumitomo Electric Industries Ltd.	60,500	455,419
		703,273
Machinery - 5.8%
Daifuku Co. Ltd.	28,000	142,511
Fanuc Ltd.	2,300	136,313
Kubota Corp.	116,000	630,942
NGK Insulators Ltd.	33,000	424,126
NSK Ltd.	47,000	150,870
THK Co. Ltd.	23,500	298,305
Toshiba Machine Co. Ltd.	39,000	107,177
		1,890,244
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	85,674
Road & Rail - 0.9%
East Japan Railway Co.	4,300	291,593
Trading Companies & Distributors - 4.5%
Mitsubishi Corp.	28,200	372,660
Mitsui & Co. Ltd.	60,000	626,150
Sumitomo Corp.	49,600	448,879
		1,447,689
Transportation Infrastructure - 2.2%
The Sumitomo Warehouse Co. Ltd.	160,000	702,906
TOTAL INDUSTRIALS		6,068,927
INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 7.5%
Horiba Ltd.	16,300	256,772
Ibiden Co. Ltd.	30,700	621,166
Nidec Sankyo Corp.	22,000	82,233
Nippon Electric Glass Co. Ltd.	77,500	511,542
Topcon Corp.	21,400	88,497
Yamatake Corp.	10,400	189,444
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Yaskawa Electric Corp.	98,000	$ 357,169
Yokogawa Electric Corp.	65,600	298,293
		2,405,116
Office Electronics - 6.5%
Canon, Inc.	69,300	1,891,022
Konica Minolta Holdings, Inc.	24,000	186,910
		2,077,932
Semiconductors & Semiconductor Equipment - 3.9%
Advantest Corp.	8,500	114,770
Disco Corp.	7,600	184,603
Rohm Co. Ltd.	2,800	139,071
Tokyo Electron Ltd.	21,900	802,775
		1,241,219
TOTAL INFORMATION TECHNOLOGY		5,724,267
MATERIALS - 4.8%
Chemicals - 4.0%
JSR Corp.	33,200	403,667
Nissan Chemical Industries Co. Ltd.	22,000	165,371
Nitto Denko Corp.	19,800	367,299
Shin-Etsu Chemical Co. Ltd.	7,300	341,571
		1,277,908
Metals & Mining - 0.8%
Sumitomo Metal Industries Ltd.	121,000	242,123
TOTAL MATERIALS		1,520,031
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
KDDI Corp.	57	355,919
NTT DoCoMo, Inc.	286	498,256
		854,175
TOTAL COMMON STOCKS (Cost $51,154,723)		31,820,570
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (a) (Cost $455,462)	455,462	$ 455,462
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $51,610,185)		32,276,032
NET OTHER ASSETS - (0.2)%		(79,645)
NET ASSETS - 100%		$ 32,196,387
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,204
Fidelity Securities Lending Cash Central Fund	1,514
Total	$ 3,718
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,276,032	$ 455,462	$ 31,820,570	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $52,459,344. Net unrealized depreciation aggregated $20,183,312, of which $437,287 related to appreciated investment securities and $20,620,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813051.104

ALAF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.1%
Grupo Clarin SA GDR (c)	41,600	$ 141,440
Bermuda - 3.1%
Credicorp Ltd. (NY Shares)	46,400	1,916,320
Dufry South America Ltd. unit	169,907	1,160,787
GP Investments, Ltd. unit	143,141	388,702
TOTAL BERMUDA		3,465,809
Brazil - 68.1%
Acucar Guarani SA (a)	97,500	87,414
AES Tiete SA (PN) (non-vtg.)	174,445	1,218,107
America Latina Logistica SA unit	170,500	648,929
Banco Bradesco SA:
(PN)	86,684	777,167
(PN) sponsored ADR	285,000	2,550,750
Banco do Brasil SA	58,800	358,629
Banco Itau Holding Financeira SA:
(non-vtg.)	180,100	1,814,197
sponsored ADR (non-vtg.)	249,925	2,509,247
BM&F BOVESPA SA	229,200	665,866
Brasil Telecom SA (PN)	59,200	302,124
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	2,100	475,216
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	42,900	1,749,891
sponsored ADR	3,260	111,883
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	121,700	1,653,903
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	74,300	1,121,930
Companhia Vale do Rio Doce:
(PN-A)	75,000	902,263
(PN-A) sponsored ADR	807,500	9,803,050
sponsored ADR	393,200	5,548,052
Eletropaulo Metropolitana SA (PN-B)	76,060	858,953
Equatorial Energia SA	73,000	326,612
Gerdau SA sponsored ADR	303,700	1,937,606
GVT Holding SA (a)	205,100	2,174,767
Hypermarcas SA	12,400	59,381
MPX Mineracao e Energia SA (a)	1,900	133,082
MRV Engenharia e Participacoes SA	100,900	472,316
Multiplan Empreendimentos Imobiliarios SA (a)	79,100	484,147
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	47,775
Common Stocks - continued
	Shares	Value
Brazil - continued
Net Servicos de Comunicacao SA: - continued
(PN) (a)	301,100	$ 1,906,534
OGX Petroleo e Gas Participacoes SA	4,000	965,017
PDG Realty S.A. Empreendimentos e Participacoes	115,900	607,476
Petroleo Brasileiro SA - Petrobras	19,800	258,509
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	310,300	3,350,438
(PN) sponsored ADR (non-vtg.)	412,300	8,930,418
sponsored ADR	266,400	6,979,680
Porto Seguro SA	54,300	318,310
Profarma Distribuidora de Produtos Farmaceuticos SA	58,100	142,746
Redecard SA	147,100	1,645,364
Tegma Gestao Logistica	120,500	304,366
Tele Norte Leste Participacoes SA	35,200	538,621
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	105,900	1,302,570
Terna Participacoes SA unit	67,300	562,477
Totvs SA	81,800	1,392,716
Tractebel Energia SA	104,200	809,347
Uniao de Bancos Brasileiros SA (Unibanco):
unit	21,700	122,998
GDR	43,000	2,420,040
Usinas Siderurgicas de Minas Gerais SA - Usiminas	27,750	324,149
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	115,600	1,431,048
Vivo Participacoes SA:
(PN) (a)	6,450	91,051
sponsored ADR	156,746	2,222,658
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	29,644
sponsored ADR (non-vtg.)	122,250	709,050
TOTAL BRAZIL		76,158,484
Chile - 3.9%
Banco Santander Chile sponsored ADR	19,425	687,257
CAP SA	99,201	1,294,276
Empresa Nacional de Electricidad SA sponsored ADR	19,171	716,612
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	40,600	1,100,260
Vina Concha y Toro SA sponsored ADR	16,685	558,113
TOTAL CHILE		4,356,518
Colombia - 0.4%
BanColombia SA sponsored ADR	22,700	475,111
Common Stocks - continued
	Shares	Value
Luxembourg - 0.4%
Millicom International Cellular SA	5,600	$ 219,296
Ternium SA sponsored ADR	18,200	169,806
TOTAL LUXEMBOURG		389,102
Mexico - 18.7%
Alsea SAB de CV	967,686	334,746
America Movil SAB de CV Series L sponsored ADR	256,300	7,307,113
Cemex SA de CV sponsored ADR	181,144	1,411,112
Corporacion Geo SA de CV Series B (a)	624,700	689,169
Desarrolladora Homex SAB de CV (a)	51,900	165,085
Desarrolladora Homex SAB de CV sponsored ADR (a)	23,200	442,424
Empresas ICA Sociedad Controladora SA de CV (a)	358,800	592,868
Fomento Economico Mexicano SAB de CV sponsored ADR	72,463	2,039,833
Genomma Lab Internacional SA de CV	480,200	287,439
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	29,600	553,520
Grupo Aeroportuario Norte SAB de CV ADR	48,753	413,425
Grupo Mexico SA de CV Series B	1,611,214	883,699
Grupo Televisa SA de CV	73,000	203,798
Grupo Televisa SA de CV (CPO) sponsored ADR	236,356	3,306,620
Urbi, Desarrollos Urbanos, SA de CV (a)	565,700	580,768
Wal-Mart de Mexico SA de CV Series V	805,269	1,679,781
TOTAL MEXICO		20,891,400
Panama - 1.1%
Copa Holdings SA Class A	21,500	564,160
Intergroup Financial Services Corp.	58,632	580,457
Intergroup Financial Services Corp. (a)(c)	11,123	110,118
TOTAL PANAMA		1,254,735
Peru - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	76,548	1,442,164
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	13,300	334,362
NII Holdings, Inc. (a)	10,700	207,580
TOTAL UNITED STATES OF AMERICA		541,942
TOTAL COMMON STOCKS (Cost $137,624,298)		109,116,705
Convertible Bonds - 0.0%
		Principal Amount	Value
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13 (d)(e) (Cost $43,301)	BRL	691	$ 23,006
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $2,147,464)	2,147,464	2,147,464
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $139,815,063)		111,287,175
NET OTHER ASSETS - 0.5%		580,895
NET ASSETS - 100%		$ 111,868,070
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,558 or 0.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,006 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 8.55% 6/1/13	8/20/07	$ 43,301
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,787
Fidelity Securities Lending Cash Central Fund	730
Total	$ 8,517
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 111,287,175	$ 111,264,169	$ 23,006	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $142,153,326. Net unrealized depreciation aggregated $30,866,151, of which $17,365,679 related to appreciated investment securities and $48,231,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813050.104

OS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 3.7%
AMP Ltd.	633,700	$ 2,090
Australia & New Zealand Banking Group Ltd.	138,019	1,145
Australian Wealth Management Ltd.	953,300	537
BHP Billiton Ltd.	220,519	4,089
Commonwealth Bank of Australia	181,004	3,076
CSL Ltd.	456,581	10,767
Lion Nathan Ltd.	599,527	3,086
McGuigan Simeon Wines Ltd. (a)	614,691	140
National Australia Bank Ltd.	140,143	1,653
Navitas Ltd.	635,200	883
Newcrest Mining Ltd.	71,511	1,386
QBE Insurance Group Ltd.	55,500	835
Rio Tinto Ltd.	30,300	787
Seek Ltd. (d)	226,300	423
Wesfarmers Ltd.	38,398	373
Wesfarmers Ltd. (a)(e)	16,456	155
Woodside Petroleum Ltd.	26,569	585
TOTAL AUSTRALIA		32,010
Belgium - 1.1%
Anheuser-Busch InBev NV	323,800	8,254
Hamon & Compagnie International SA	60,300	1,536
TOTAL BELGIUM		9,790
Bermuda - 0.9%
Lancashire Holdings Ltd.	228,300	1,508
Signet Jewelers Ltd. (United Kingdom)	336,205	2,377
Willis Group Holdings Ltd.	141,300	3,499
TOTAL BERMUDA		7,384
Brazil - 0.6%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	372,000	5,234
Denmark - 1.6%
Novo Nordisk AS:
Series B	109,300	5,865
Series B sponsored ADR	120,700	6,413
Novozymes AS Series B	16,600	1,330
TOTAL DENMARK		13,608
Finland - 0.7%
Fortum Oyj	81,000	1,585
Common Stocks - continued
	Shares	Value (000s)
Finland - continued
Nokia Corp.	312,300	$ 3,827
Nokia Corp. sponsored ADR	71,900	882
TOTAL FINLAND		6,294
France - 10.9%
Accor SA	59,100	2,345
Alstom SA	176,100	8,551
AXA SA	124,073	1,954
AXA SA sponsored ADR	96,900	1,560
BNP Paribas SA	52,781	2,028
Carrefour SA	54,100	1,856
CNP Assurances	32,800	2,189
Credit Agricole SA	42,500	519
Essilor International SA	26,000	995
France Telecom SA	93,300	2,091
France Telecom SA sponsored ADR	164,300	3,692
GDF Suez	62,412	2,403
Groupe Danone	69,700	3,592
Ingenico SA	245,300	4,081
Ipsos SA	58,500	1,247
L'Air Liquide SA	28,358	2,071
Meetic (a)	33,500	596
Pernod Ricard SA	33,800	2,131
Sanofi-Aventis sponsored ADR	140,300	3,952
Societe Generale Series A	121,600	5,130
Sodexo SA (d)	110,200	5,603
Total SA:
Series B	161,788	8,062
sponsored ADR	156,700	7,801
Unibail-Rodamco	112,700	15,180
Veolia Environnement	47,400	1,071
Vivendi	142,145	3,678
TOTAL FRANCE		94,378
Germany - 7.6%
Allianz AG (Reg.)	28,900	2,407
BASF AG	33,800	983
Bayer AG	92,900	4,949
Beiersdorf AG	57,700	2,837
Daimler AG	9,000	252
Daimler AG (Reg.)	76,000	2,127
Deutsche Bank AG	16,200	416
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Deutsche Bank AG (NY Shares)	18,200	$ 467
Deutsche Boerse AG	58,400	2,953
Deutsche Telekom AG:
(Reg.)	115,600	1,392
sponsored ADR	116,500	1,403
E.ON AG	348,637	11,266
Fresenius SE	84,500	4,165
GFK AG	43,593	893
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	54,800	7,276
RWE AG	86,300	6,726
SAP AG	90,500	3,202
SAP AG sponsored ADR (d)	190,200	6,729
Vossloh AG	53,800	5,430
TOTAL GERMANY		65,873
Hong Kong - 0.7%
Dynasty Fine Wines Group Ltd.	714,000	104
Hang Lung Properties Ltd.	243,000	546
Hang Seng Bank Ltd.	77,200	930
Hong Kong Exchanges & Clearing Ltd.	371,200	3,188
Hutchison Whampoa Ltd.	257,000	1,308
TOTAL HONG KONG		6,076
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	14,300	341
Ireland - 0.6%
CRH PLC	170,000	3,961
Paddy Power PLC (Ireland)	90,000	1,256
TOTAL IRELAND		5,217
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,064
Italy - 3.1%
Assicurazioni Generali SpA	204,950	4,277
Edison SpA	1,075,800	1,359
Enel SpA	141,000	793
ENI SpA	350,891	7,421
ENI SpA sponsored ADR	39,900	1,691
Intesa Sanpaolo SpA	2,132,000	6,749
UniCredit SpA	2,526,700	4,471
TOTAL ITALY		26,761
Common Stocks - continued
	Shares	Value (000s)
Japan - 18.5%
ACOM Co. Ltd.	130	$ 5
Asahi Breweries Ltd.	116,000	1,791
Canon, Inc.	76,800	2,096
Canon, Inc. sponsored ADR	119,300	3,216
Central Japan Ry Co.	303	2,161
Chubu Electric Power Co., Inc.	92,400	2,622
Denso Corp.	23,000	417
East Japan Railway Co.	72,800	4,937
Eisai Co. Ltd.	81,200	2,966
Fast Retailing Co. Ltd.	7,300	921
Hitachi Ltd.	214,000	653
Honda Motor Co. Ltd.	114,600	2,634
Hoya Corp.	55,900	997
Japan Tobacco, Inc.	656	1,886
JFE Holdings, Inc.	72,700	1,807
Jupiter Telecommunications Co.	2,287	2,162
Kansai Electric Power Co., Inc.	95,800	2,626
Kao Corp.	111,000	2,696
KDDI Corp.	519	3,241
Kirin Holdings Co. Ltd.	188,000	2,358
Kyushu Electric Power Co., Inc.	45,500	1,190
Lawson, Inc.	8,300	410
Matsui Securities Co. Ltd. (d)	251,700	1,883
Mitsubishi Corp.	98,100	1,296
Mitsubishi Electric Corp.	140,000	643
Mitsubishi Estate Co. Ltd.	285,000	3,738
Mitsubishi UFJ Financial Group, Inc.	2,499,200	13,865
Mitsui O.S.K. Lines Ltd.	260,000	1,485
Nafco Co. Ltd.	61,100	953
NGK Insulators Ltd.	212,000	2,725
Nintendo Co. Ltd.	3,500	1,019
Nippon Telegraph & Telephone Corp.	60,200	2,916
Nomura Holdings, Inc.	689,900	4,469
Nomura Holdings, Inc. sponsored ADR	359,800	2,314
NTT DoCoMo, Inc.	2,796	4,871
ORIX Corp.	8,380	366
Osaka Gas Co. Ltd.	456,000	1,943
Point, Inc.	45,360	2,032
Promise Co. Ltd.	245,450	4,505
Rakuten, Inc. (d)	9,441	5,566
Ricoh Co. Ltd.	567,000	6,920
Secom Co. Ltd.	51,700	2,171
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven & i Holdings Co., Ltd.	145,300	$ 3,875
Shiseido Co. Ltd.	96,000	1,614
Shizuoka Bank Ltd.	137,000	1,428
Softbank Corp.	52,500	812
Sony Corp.	37,700	735
Sony Corp. sponsored ADR	45,100	867
Sugi Holdings Co. Ltd.	76,700	1,814
Sumitomo Mitsui Financial Group, Inc.	174,600	6,920
Sumitomo Trust & Banking Co. Ltd.	966,000	4,737
T&D Holdings, Inc.	100,850	3,260
Terumo Corp.	39,300	1,335
Tohoku Electric Power Co., Inc.	55,900	1,439
Tokio Marine Holdings, Inc.	16,300	431
Tokyo Electric Power Co.	147,800	4,622
Tokyo Electron Ltd.	22,800	836
Tokyo Gas Co. Ltd.	296,000	1,400
Toyota Motor Corp.	270,800	8,712
Toyota Motor Corp. sponsored ADR	64,300	4,084
Yahoo! Japan Corp.	7,527	2,388
TOTAL JAPAN		160,781
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A	63,500	1,433
SES SA (A Shares) FDR unit	286,204	5,130
TOTAL LUXEMBOURG		6,563
Netherlands - 2.9%
ASML Holding NV (NY Shares)	58,300	964
Gemalto NV (a)	46,200	1,136
Heineken NV (Bearer)	22,500	664
Koninklijke Ahold NV	297,000	3,579
Koninklijke KPN NV	477,500	6,389
Royal DSM NV	34,600	833
STMicroelectronics NV	137,900	712
Unilever NV:
(Certificaten Van Aandelen)	185,900	4,110
(NY Shares)	257,900	5,666
Wolters Kluwer NV (Certificaten Van Aandelen)	40,600	733
TOTAL NETHERLANDS		24,786
Norway - 0.6%
Lighthouse Caledonia ASA (a)	26,435	3
Pronova BioPharma ASA (a)	463,300	1,371
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
StatoilHydro ASA	154,900	$ 2,676
StatoilHydro ASA sponsored ADR (d)	86,300	1,487
TOTAL NORWAY		5,537
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	1,035,841	2,056
Oil Search Ltd.	458,390	1,241
TOTAL PAPUA NEW GUINEA		3,297
Singapore - 0.1%
Singapore Exchange Ltd.	249,000	834
South Africa - 0.2%
MTN Group Ltd.	213,000	2,023
Spain - 1.3%
Iberdrola SA	149,200	1,161
Repsol YPF SA sponsored ADR	79,600	1,414
Telefonica SA	488,348	8,657
TOTAL SPAIN		11,232
Sweden - 0.4%
Swedish Match Co.	192,800	2,609
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	127,800	1,021
TOTAL SWEDEN		3,630
Switzerland - 9.0%
Adecco SA (Reg.)	118,449	3,989
Credit Suisse Group sponsored ADR	84,700	2,159
Credit Suisse Group (Reg.)	115,895	2,958
Julius Baer Holding Ltd.	64,465	1,922
Nestle SA (Reg.)	734,098	25,425
Novartis AG:
(Reg.)	11,509	473
sponsored ADR	269,000	11,099
Roche Holding AG (participation certificate)	113,274	15,957
Swisscom AG (Reg.)	20,562	6,484
UBS AG:
(For. Reg.)	206,228	2,586
(NY Shares)	182,377	2,271
Zurich Financial Services AG (Reg.)	13,613	2,465
TOTAL SWITZERLAND		77,788
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.1%
HTC Corp.	93,000	$ 878
United Kingdom - 26.6%
Aegis Group PLC	6,465,800	7,170
Anglo American PLC:
ADR	103,846	938
(United Kingdom)	113,659	2,086
AstraZeneca PLC:
(United Kingdom)	43,300	1,669
sponsored ADR	95,700	3,687
BAE Systems PLC	458,900	2,676
Barclays PLC (d)	2,170,600	3,194
BG Group PLC	610,800	8,416
BHP Billiton PLC	475,902	8,148
BlueBay Asset Management (d)	352,600	440
BP PLC	1,603,608	11,360
BP PLC sponsored ADR	93,900	3,988
British American Tobacco PLC (United Kingdom)	141,500	3,881
British Land Co. PLC	47,500	312
British Sky Broadcasting Group PLC (BSkyB)	1,013,200	7,300
Centrica PLC	1,110,000	4,152
Compass Group PLC	1,037,900	5,165
Diageo PLC	720,100	9,665
Diageo PLC sponsored ADR	28,600	1,554
Experian PLC	482,800	3,025
GlaxoSmithKline PLC	705,600	12,449
GlaxoSmithKline PLC sponsored ADR	54,000	1,904
Hammerson PLC (d)	323,300	1,902
HSBC Holdings PLC:
(United Kingdom) (Reg.)	173,300	1,345
sponsored ADR (d)	208,657	8,104
Imperial Tobacco Group PLC	94,000	2,580
Informa PLC	704,200	2,447
Intertek Group PLC	84,700	1,048
Jardine Lloyd Thompson Group PLC	1,921,700	12,578
Johnson Matthey PLC	86,700	1,224
Lloyds TSB Group PLC	295,100	388
Lloyds TSB Group PLC sponsored ADR	24,800	129
M&C Saatchi	500,100	228
Man Group PLC	773,971	2,314
Marks & Spencer Group PLC	675,000	2,260
NDS Group PLC sponsored ADR (a)	81,100	5,023
Pearson PLC	104,000	1,003
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Prudential PLC	98,200	$ 475
Reckitt Benckiser Group PLC	24,400	946
Reed Elsevier PLC	1,194,077	8,984
Rio Tinto PLC sponsored ADR	19,000	1,648
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	7,847
Class A sponsored ADR	216,100	10,639
Class B	154,200	3,662
Scottish & Southern Energy PLC	246,300	4,267
Smith & Nephew PLC	46,300	336
Smith & Nephew PLC sponsored ADR (d)	40,100	1,458
Spice PLC	1,206,000	1,420
SSL International PLC	189,600	1,385
Standard Chartered PLC (United Kingdom)	230,700	2,930
Tesco PLC	1,437,400	7,464
Vodafone Group PLC	6,495,569	12,068
Vodafone Group PLC sponsored ADR	310,700	5,776
William Hill PLC	793,700	2,715
William Morrison Supermarkets PLC	2,272,200	8,918
WPP PLC	354,900	1,997
TOTAL UNITED KINGDOM		230,687
United States of America - 4.4%
ADA-ES, Inc. (a)	71,200	356
Aon Corp.	95,200	3,527
Calgon Carbon Corp. (a)	426,400	5,360
Estee Lauder Companies, Inc. Class A	363,800	9,550
Franklin Resources, Inc.	28,400	1,375
Genentech, Inc. (a)	6,500	528
Gilead Sciences, Inc. (a)	27,000	1,371
Goldman Sachs Group, Inc.	33,300	2,688
Google, Inc. Class A (sub. vtg.) (a)	6,600	2,234
Hypercom Corp. (a)	258,800	393
Morgan Stanley	57,100	1,155
OdysseyRe Holdings Corp.	38,400	1,807
Philip Morris International, Inc.	78,000	2,898
Stryker Corp.	32,500	1,373
Texas Instruments, Inc.	68,100	1,018
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc.	46,900	$ 2,315
Wyeth	10,900	468
TOTAL UNITED STATES OF AMERICA		38,416
TOTAL COMMON STOCKS (Cost $1,103,433)		841,482
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.78% (b)	50,756,743	50,757
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	26,292,041	26,292
TOTAL MONEY MARKET FUNDS (Cost $77,049)		77,049
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,180,482)		918,531
NET OTHER ASSETS - (5.9)%		(51,173)
NET ASSETS - 100%		$ 867,358
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Fidelity Securities Lending Cash Central Fund	89
Total	$ 164
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 918,531	$ 613,354	$ 305,174	$ 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 601
Total Realized Gain (Loss)	(2,945)
Total Unrealized Gain (Loss)	2,893
Cost of Purchases	-
Proceeds of Sales	(561)
Amortization/Accretion	-
Transfer in/out of Level 3	15
Ending Balance	$ 3

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,188,769,000. Net unrealized depreciation aggregated $270,238,000, of which $29,224,000 related to appreciated investment securities and $299,462,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813052.104

AVLF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
Johnson Controls, Inc.	15,800	$ 197,658
The Goodyear Tire & Rubber Co. (a)	8,400	51,828
		249,486
Automobiles - 0.1%
Renault SA	3,700	71,815
Diversified Consumer Services - 0.7%
H&R Block, Inc.	17,600	364,848
Household Durables - 2.3%
Black & Decker Corp.	6,500	187,915
Centex Corp.	41,900	356,569
KB Home (d)	40,400	431,068
Pulte Homes, Inc.	14,600	148,190
Whirlpool Corp.	2,900	96,947
		1,220,689
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	27,800	385,864
News Corp. Class A	28,900	184,671
Time Warner, Inc.	52,900	493,557
		1,064,092
Multiline Retail - 0.1%
JCPenney Co., Inc.	4,200	70,350
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	6,200	202,926
Home Depot, Inc.	11,650	250,825
Lowe's Companies, Inc.	19,300	352,611
PetSmart, Inc.	7,600	142,652
Ross Stores, Inc.	9,600	282,432
Staples, Inc.	28,100	447,914
Williams-Sonoma, Inc.	15,700	124,344
		1,803,704
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	11,000	24,200
TOTAL CONSUMER DISCRETIONARY		4,869,184
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
Anheuser-Busch InBev NV	13,480	343,616
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	4,300	$ 173,161
The Coca-Cola Co.	2,200	93,984
		610,761
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	14,400	387,072
Kroger Co.	11,600	261,000
Sysco Corp.	6,200	138,198
Winn-Dixie Stores, Inc. (a)	14,100	193,734
		980,004
Food Products - 1.8%
Cermaq ASA	12,600	48,012
Marine Harvest ASA (a)(d)	298,000	64,518
Nestle SA (Reg.)	21,782	754,548
Tyson Foods, Inc. Class A	10,900	96,465
		963,543
Household Products - 1.8%
Energizer Holdings, Inc. (a)	4,700	223,861
Procter & Gamble Co.	13,400	730,300
		954,161
Tobacco - 1.5%
Altria Group, Inc.	15,500	256,370
British American Tobacco PLC sponsored ADR	9,500	523,450
		779,820
TOTAL CONSUMER STAPLES		4,288,289
ENERGY - 18.0%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	4,500	123,120
Nabors Industries Ltd. (a)	35,868	392,755
National Oilwell Varco, Inc. (a)	12,164	321,616
Noble Corp.	5,800	157,470
Patterson-UTI Energy, Inc.	13,200	126,192
Transocean Ltd. (a)	2,700	147,474
Weatherford International Ltd. (a)	10,200	112,506
		1,381,133
Oil, Gas & Consumable Fuels - 15.4%
Chesapeake Energy Corp.	29,300	463,233
Chevron Corp.	27,200	1,918,144
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	27,000	$ 1,283,310
EOG Resources, Inc.	4,100	277,857
Exxon Mobil Corp.	23,370	1,787,338
Hess Corp.	4,900	272,489
Occidental Petroleum Corp.	16,800	916,440
Petrohawk Energy Corp. (a)	14,700	289,737
Plains Exploration & Production Co. (a)	10,500	221,760
Quicksilver Resources, Inc. (a)	15,800	109,494
Range Resources Corp.	3,900	139,776
Ultra Petroleum Corp. (a)	12,000	429,960
Uranium One, Inc. (a)	16,100	24,297
		8,133,835
TOTAL ENERGY		9,514,968
FINANCIALS - 20.6%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	37,200	957,528
Charles Schwab Corp.	10,900	148,131
Franklin Resources, Inc.	6,400	309,888
Goldman Sachs Group, Inc.	7,200	581,256
KKR Private Equity Investors, LP (a)	26,683	62,438
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	1,300	3,042
Morgan Stanley	22,900	463,267
State Street Corp.	10,000	232,700
T. Rowe Price Group, Inc.	8,200	226,156
		2,984,406
Commercial Banks - 3.4%
PNC Financial Services Group, Inc.	6,377	207,380
Wells Fargo & Co.	84,305	1,593,365
		1,800,745
Consumer Finance - 0.4%
Capital One Financial Corp.	6,300	99,792
Discover Financial Services	13,700	97,955
		197,747
Diversified Financial Services - 6.3%
Bank of America Corp.	119,120	783,810
CIT Group, Inc. (d)	31,500	87,885
Citigroup, Inc.	41,200	146,260
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	89,240	$ 2,276,508
KKR Financial Holdings LLC	3,700	5,254
		3,299,717
Insurance - 3.8%
ACE Ltd.	15,300	667,998
Allied World Assurance Co. Holdings Ltd.	3,200	120,640
Argo Group International Holdings, Ltd. (a)	2,791	86,828
Everest Re Group Ltd.	7,900	497,700
Hartford Financial Services Group, Inc.	4,250	55,930
Loews Corp.	6,700	163,480
MetLife, Inc.	7,600	218,348
PartnerRe Ltd.	3,100	203,143
		2,014,067
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	4,400	261,096
CapitalSource, Inc.	23,800	86,632
General Growth Properties, Inc.	22,250	14,463
Simon Property Group, Inc.	1,800	77,364
		439,555
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	34,500	124,200
TOTAL FINANCIALS		10,860,437
HEALTH CARE - 13.9%
Biotechnology - 2.4%
Amgen, Inc. (a)	16,500	905,025
Biogen Idec, Inc. (a)	4,900	238,385
Cephalon, Inc. (a)	1,600	123,488
		1,266,898
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	5,900	346,035
Boston Scientific Corp. (a)	33,600	298,032
Covidien Ltd.	17,875	685,328
		1,329,395
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	14,100	95,880
UnitedHealth Group, Inc.	18,700	529,771
		625,651
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	4,550	$ 163,482
Pharmaceuticals - 7.5%
Allergan, Inc.	3,200	121,984
Johnson & Johnson	6,000	346,140
Merck & Co., Inc.	35,200	1,004,960
Pfizer, Inc.	87,900	1,281,582
Sepracor, Inc. (a)	10,070	153,064
Wyeth	24,550	1,054,914
		3,962,644
TOTAL HEALTH CARE		7,348,070
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	24,440	801,876
Raytheon Co.	6,300	318,906
The Boeing Co.	3,900	165,009
United Technologies Corp.	3,200	153,568
		1,439,359
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	5,300	225,197
Airlines - 0.1%
Delta Air Lines, Inc. (a)	10,100	69,690
Building Products - 0.8%
Masco Corp.	37,250	291,295
Owens Corning (a)	9,500	126,730
		418,025
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	11,630	300,752
Electrical Equipment - 0.2%
Acuity Brands, Inc.	3,000	80,610
Industrial Conglomerates - 2.0%
General Electric Co.	49,880	605,044
McDermott International, Inc. (a)	9,900	102,663
Siemens AG sponsored ADR	6,300	353,178
		1,060,885
Machinery - 0.9%
Cummins, Inc.	7,900	189,442
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	4,700	$ 153,502
Ingersoll-Rand Co. Ltd. Class A	9,800	158,858
		501,802
Road & Rail - 0.3%
Con-way, Inc.	6,400	140,992
TOTAL INDUSTRIALS		4,237,312
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	26,700	399,699
Motorola, Inc.	26,400	116,952
		516,651
Computers & Peripherals - 2.1%
Hewlett-Packard Co.	16,250	564,688
International Business Machines Corp.	3,900	357,435
NCR Corp. (a)	15,200	190,760
		1,112,883
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,900	49,685
Arrow Electronics, Inc. (a)	10,500	200,235
Avnet, Inc. (a)	18,400	364,688
Flextronics International Ltd. (a)	28,100	73,341
Tyco Electronics Ltd.	11,675	165,318
		853,267
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	9,300	179,583
IT Services - 0.4%
Lender Processing Services, Inc.	4,600	119,232
The Western Union Co.	7,000	95,620
		214,852
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	21,000	196,770
ASML Holding NV (NY Shares)	6,000	99,240
Atmel Corp. (a)	31,050	103,707
Lam Research Corp. (a)	9,000	181,890
Maxim Integrated Products, Inc.	8,900	117,747
MEMC Electronic Materials, Inc. (a)	4,300	58,480
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	11,000	$ 151,690
ON Semiconductor Corp. (a)	4,500	18,765
		928,289
TOTAL INFORMATION TECHNOLOGY		3,805,525
MATERIALS - 2.5%
Chemicals - 0.4%
Albemarle Corp.	8,700	193,575
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	6,600	125,400
Temple-Inland, Inc.	8,600	48,762
		174,162
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	1,200	64,119
ArcelorMittal SA (NY Shares) Class A	6,300	142,191
Commercial Metals Co.	7,900	90,850
Freeport-McMoRan Copper & Gold, Inc. Class B	5,900	148,326
Lihir Gold Ltd. (a)	35,147	69,747
Newcrest Mining Ltd.	10,863	210,592
Randgold Resources Ltd. sponsored ADR	5,200	231,192
		957,017
TOTAL MATERIALS		1,324,754
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.6%
AT&T, Inc.	76,137	1,874,493
Cincinnati Bell, Inc. (a)	61,900	86,041
Qwest Communications International, Inc.	62,800	202,216
Verizon Communications, Inc.	43,550	1,300,839
		3,463,589
UTILITIES - 5.0%
Electric Utilities - 2.6%
Entergy Corp.	5,000	381,800
Exelon Corp.	9,700	525,934
FirstEnergy Corp.	8,600	429,914
		1,337,648
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	17,200	$ 136,052
NRG Energy, Inc. (a)	11,600	270,976
Reliant Energy, Inc. (a)	12,700	64,643
		471,671
Multi-Utilities - 1.5%
CMS Energy Corp.	20,700	243,225
Sempra Energy	7,100	311,264
Wisconsin Energy Corp.	5,400	240,732
		795,221
TOTAL UTILITIES		2,604,540
TOTAL COMMON STOCKS (Cost $79,477,718)		52,316,668
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	192	84,180
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	1,000	19,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $193,604)		103,280
Investment Companies - 0.2%

Ares Capital Corp. (Cost $302,811)	17,867	84,154
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	62,204	$ 62,204
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	481,250	481,250
TOTAL MONEY MARKET FUNDS (Cost $543,454)		543,454
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $80,517,587)		53,047,556
NET OTHER ASSETS - (0.5)%		(260,974)
NET ASSETS - 100%		$ 52,786,582
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,042 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,091
Fidelity Securities Lending Cash Central Fund	1,592
Total	$ 2,683
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 53,047,556	$ 52,748,117	$ 299,439	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $82,541,677. Net unrealized depreciation aggregated $29,494,121, of which $1,986,821 related to appreciated investment securities and $31,480,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009